Derivative activities and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Outstanding Derivative Instruments

Our outstanding derivative instruments as of December 31, 2012 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
	Volume MBbls			Weighted average fixed price per Bbl
		Weighted average fixed price per Bbl	Volume MBbls	Additional put option	Put	Call
2013	1,020	$96.78	3,710	$77.88	$99.94	$114.26
2014	—	—	1,320	75.91	92.54	103.08

	1,020		5,030

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per MMBtu	Volume BBtu	Weighted average fixed price per MMBtu
2013	16,800	$4.31	16,400	$0.20
2014	8,400	3.95	14,090	0.23

	25,200		30,490

Gains and Losses Associated with Cash Flow Hedges

Gains and losses associated with cash flow hedges are summarized below.

	Year ended December 31,
	2012	2011	2010
Amount of loss recognized in AOCI (effective portion)
Oil swaps	$—	$—	$(1,034)
Income taxes	—	—	386

	$—	$—	$(648)

Amount of gain (loss) reclassified from AOCI in income (effective portion)(1)
Oil swaps	$46,746	$(27,452)	$(30,243)
Natural gas swaps		—	1,510
Income taxes	(18,123)	10,580	10,729

	$28,623	$(16,872)	$(18,004)

Loss on oil swaps recognized in income (ineffective portion)(1)	$—	$—	$(660)

(1)	Included in “Gain (loss) from oil and natural gas hedging activities” in our consolidated statements of operations.

Gain (Loss) from Oil and Natural Gas Hedging Activities in Consolidated Statements of Operations

“Gain (loss) from oil and natural gas hedging activities,” which is a component of total revenues in the consolidated statements of operations, consists of the reclassification of hedge gains (losses) on discontinued oil hedges into income and is comprised of the following:

	Year ended December 31,
	2012	2011	2010
Oil hedges
Reclassification adjustment for hedge gains (losses) included in net income	$46,746	$(27,452)	$(30,243)
Loss on ineffective portion of derivatives qualifying for hedge accounting	—	—	(660)
Natural gas hedges
Reclassification adjustment for hedge gains included in net income	—	—	1,510

	$46,746	$(27,452)	$(29,393)

Non-Hedge Derivative Gains (Losses) in Consolidated Statements of Operations

“Non-hedge derivative gains” in the consolidated statements of operations are comprised of the following:

	Year ended December 31,
	2012	2011	2010
Change in fair value of commodity price swaps	$(8,440)	$50,004	$8,610
Change in fair value of costless collars	21,182	3,540	(24,846)
Change in fair value of natural gas basis differential contracts	(331)	4,355	9,341
Receipts from (payments on) settlement of commodity price swaps	28,716	(16,801)	27,332
Receipts from settlement of costless collars	10,229	1,250	28,268
Payments on settlement of natural gas basis differential contracts	(1,671)	(7,940)	(10,110)

	$49,685	$34,408	$38,595

Estimated Fair Values and Carrying Amounts of Derivative Instruments

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2012			As of December 31, 2011
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Derivatives not designated as hedging instruments:
Natural gas swaps	$13,642	$(1,487)	$12,155	$30,124	$—	$30,124
Oil swaps	4,957	(1,339)	3,618	3,832	(9,744)	(5,912)
Oil collars	27,411	(1,180)	26,231	6,296	(1,247)	5,049
Natural gas basis differential swaps	—	(1,599)	(1,599)	—	(1,268)	(1,268)

Total derivative instruments	46,010	(5,605)	40,405	40,252	(12,259)	27,993
Less:
Netting adjustments (1)	2,977	(2,977)	—	10,627	(10,627)	—
Current portion asset (liability)	42,516	(436)	42,080	12,840	(1,505)	11,335

	$517	$(2,192)	$(1,675)	$16,785	$(127)	$16,658

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Derivative Settlements Outstanding

Derivative settlements outstanding were as follows at December 31:

	2012	2011
Derivative settlements receivable included in accounts receivable	$8,013	$449
Derivative settlements payable included in accounts payable and accrued liabilities	$41	$5,042

Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2012			As of December 31, 2011
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$18,599	$(4,425)	$14,174	$33,956	$(11,012)	$22,944
Significant unobservable inputs (Level 3)	27,411	(1,180)	26,231	6,296	(1,247)	5,049
Netting adjustments (1)	(2,977)	2,977	—	(10,627)	10,627	—

	$43,033	$(2,628)	$40,405	$29,625	$(1,632)	$27,993

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Level 3 Rollforward

Changes in the fair value of net commodity derivatives classified as Level 3 in the fair value hierarchy at December 31 were:

	For the year ended December 31,
Net derivative assets	2012	2011
Beginning balance	$5,049	$1,509
Realized and unrealized gains included in “Non-hedge derivative gains”	31,411	4,790
Settlements received	(10,229)	(1,250)

Ending balance	$26,231	$5,049

Gains relating to assets still held at the reporting date included in “Non-hedge derivative gains” for the period	$21,534	$5,049

Fair Value of Other Financial Instruments

The carrying value and estimated market value of our Senior Notes at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.875% Senior Notes due 2017	$—	$—	$323,342	$326,625
9.875% Senior Notes due 2020	294,031	341,250	293,559	322,500
8.25% Senior Notes due 2021	400,000	434,000	400,000	402,400
7.625% Senior Notes due 2022	556,631	574,750	—	—

	$1,250,662	$1,350,000	$1,016,901	$1,051,525

Concentrations of Credit Risk

At December 31, 2012, we had significant commodity derivative net asset balances outstanding with the following counterparties:

Percentage of future hedged
Counterparty	production
JP Morgan Chase Bank, N.A.	33%
Societe Generale	16%
Royal Bank of Canada	14%
Wells Fargo	7%
Bank of Nova Scotia	7%
Macquarie Bank Limited	6%

83%